INVESTMENT IN UNCONSOLIDATED ENTITY - Summarized Financial Information (Q2) (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Assets
Total assets	$ 389,555,298		$ 389,555,298			$ 407,433,014		$ 490,917,263
Liabilities:
Total liabilities	211,100,320		211,100,320			217,180,778		236,675,009
Total equity	168,041,287	$ 189,662,529	168,041,287	$ 189,662,529	$ 172,146,694	182,886,668	$ 191,294,801	240,172,562	$ 103,092,769
Total liabilities and equity	389,555,298		389,555,298			407,433,014		$ 490,917,263
The TIC Interest
Assets
Real estate investments, net	29,406,115		29,406,115			29,906,146
Cash and cash equivalents	786,775		786,775			380,774
Other assets	50,041		50,041			164,684
Total assets	30,242,931		30,242,931			30,451,604
Liabilities:
Mortgage note payable, net	13,354,714		13,354,714			13,489,126
Below-market lease, net	2,733,780		2,733,780			2,806,973
Other liabilities	111,598		111,598			92,777
Total liabilities	16,200,092		16,200,092			16,388,876
Total equity	14,042,839		14,042,839			14,062,728
Total liabilities and equity	30,242,931		30,242,931			$ 30,451,604
Total revenues	676,936	751,653	1,350,912	1,349,573
Expenses:
Interest expense	138,036	140,906	275,642	282,609
Depreciation and amortization	250,015	250,680	500,030	499,898
Other expenses	185,964	187,246	372,652	365,703
Total expenses	574,015	578,832	1,148,324	1,148,210
Net income	$ 102,921	$ 172,821	$ 202,588	$ 201,363